Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Thousands, Warrants in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 Warrants $ / shares	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase | shares		17,200,000	17,200,000
Cancellation of treasury shares | shares		4,600,000
Maximum percentage share compensation arrangements relative to outstanding shares		8.50%
Average share price of entity			$ 10.48		$ 7.72
Common Stock Shares Eligible To Be Issued From Treasury Value | $		$ 140,000	$ 140,000
Share Issuance Cost | $		$ (966)
At The Market Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		0	0
Funds Received from Issued Shares | $		$ 0	$ 0
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share options granted		5 years
Number of option issued | shares		2,812,000		1,427,000	1,427,000
Weighted average exercise price			$ 9.43		$ 8.89
Fair value of option issued | $		$ 4,000	$ 4,000
Fair value per option		$ 1.42
Weighted average share price granted			$ 9.43
Expected volatility		30.00%
Risk-free interest rate		0.20%
Expected life | yr		3
Description of option pricing model, share options granted		Black-Scholes model
Weighted average share price at time of exercise of options			$ 11.65		$ 7.75
Weighted average remaining contractual life of outstanding share options		3 years 4 months 27 days		3 years 4 months 17 days	3 years 4 months 17 days
Number of options outstanding | shares		9,127,103	9,127,103	7,568,533	7,568,533	9,322,641
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued | shares		307,000
Fair value of option issued | $		$ 2,300	$ 2,300
Fair value per option		$ 7.39
Shares authorized for issuance share based compensation arrangement | shares		4,500,000	4,500,000
Vesting term		three year
Number of options outstanding | shares		2,645,165	2,645,165
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, exercised	15	21,091,325		1,506,051	1,506,051
Proceeds from early warrant exercise incentive program | $		$ 50,300
Share Issuance Cost | $		$ 2,100
Weighted Average Share Price At The Time Of Exercise For Other Equity Instruments Exercised		$ 6.88		$ 6.98
Warrants [member] | Original exercise price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 3.50
Warrants [member] | Updated exercise price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 3.35